Loan Payable	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 4	LOAN PAYABLE

Through September 30, 2009, the Company received $325,750 of advances to fund operations of which $40,000 was repaid in 2009.  The loans were made pursuant to the Letter of Intent (See Note 10).  The remaining loan balance at September 30, 2010 is $285,750. The advances are unsecured, non-interest bearing and due on demand. For the year ended September 30, 2011, the Company recorded $54,448 as an in kind contribution of interest.    As of September 30, 2011, the $285,750 of loan balance and $1,750 of interest was repaid.  As of September 30, 2011 the loan balance is $0.